Related Parties (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 06, 2022	Apr. 30, 2022	Dec. 31, 2022	Dec. 29, 2022	Dec. 20, 2022	Dec. 01, 2022	Nov. 10, 2022	Oct. 11, 2022	Sep. 09, 2022	Jun. 17, 2022	Apr. 18, 2022	Mar. 25, 2022	Jan. 31, 2022	Dec. 31, 2021	[1]	Jun. 29, 2021
Related Parties (Details) [Line Items]
Other sources received	$ 10,000	$ 10,000
Issued shares (in Shares)	71,428,000,000		1,532,794 [1]							91,428	32,766	22,857	68,571	387,972		85,714
Issued warrants (in Shares)	71,429,000,000
Exercise price (in Dollars per share)	$ 7,700	$ 43.4
Fair value	$ 550	$ 2,480
Warrants issuance	420	$ 1,845
Received amount	$ 10,000
Loan amount				$ 1,000	$ 288	$ 175	$ 253	$ 85	$ 199
Investment interest rate				12.00%
Ordinary shares, description			In addition, (i) Dr. Geva was granted 515,233 Ordinary Shares of the company and (ii) Dr. Geva will be granted certain warrants to purchase Shares of the company on terms to be determined by the board of directors by March 10, 2023. On March, 2023, 515,233 warrants were granted at an exercise price of 1.94 $.
Chief Executive Officer 1 [Member]
Related Parties (Details) [Line Items]
Issued shares (in Shares)		57,142
Issued warrants (in Shares)		57,143

[1]	After giving effect to the reverse stock split (see also Note 13C)